POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - COMPONENTS OF NET PERIODIC BENEFIT COST (DETAILS) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Pension Benefits
Service cost	$ 270	[1]	$ 218	[1]	$ 214
Interest cost	588	[1]	579	[1]	551
Expected return on plan assets	(492)		(437)		(473)
Prior service cost (credit) amortization	18		15		14
Net actuarial loss amortization	154		91		29
Curtailments, settlements and other	0		3		6
GROSS BENEFIT COST (CREDIT)	538		469		341
Dividends on ESOP preferred stock	0		0		0
NET PERIODIC BENEFIT COST (CREDIT)	538		469		341
Other Retiree Benefits
Service cost	146	[2]	103	[2]	91
Interest cost	270	[2]	253	[2]	243
Expected return on plan assets	(431)		(429)		(444)
Prior service cost (credit) amortization	(18)		(21)		(23)
Net actuarial loss amortization	96		20		2
Curtailments, settlements and other	3		14		0
GROSS BENEFIT COST (CREDIT)	66		(60)		(131)
Dividends on ESOP preferred stock	(79)		(83)		(86)
NET PERIODIC BENEFIT COST (CREDIT)	$ (13)		$ (143)		$ (217)

[1]	Primarily non-U.S.-based defined benefit retirement plans.
[2]	Primarily U.S.-based other postretirement benefit plans.